Quarterly portfolio holdings
John Hancock
New Opportunities Fund
U.S. equity
May 31, 2025
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Fund’s investments

As of 5-31-25 (unaudited)
	Shares	Value
Common stocks 99.2%		$259,924,830
(Cost $201,045,667)
Consumer discretionary 10.7%		28,093,931
Automobile components 1.5%
Dorman Products, Inc. (A)	20,791	2,688,484
Fox Factory Holding Corp. (A)	48,301	1,238,921
Diversified consumer services 3.3%
Grand Canyon Education, Inc. (A)	43,864	8,678,273
Hotels, restaurants and leisure 1.4%
Churchill Downs, Inc.	28,300	2,701,801
First Watch Restaurant Group, Inc. (A)	34,939	539,458
Krispy Kreme, Inc.	159,555	461,114
Household durables 1.6%
TopBuild Corp. (A)	14,848	4,200,351
Specialty retail 2.4%
Lithia Motors, Inc.	12,941	4,101,132
Revolve Group, Inc. (A)	108,190	2,228,714
Textiles, apparel and luxury goods 0.5%
Oxford Industries, Inc.	23,392	1,255,683
Consumer staples 1.1%		2,983,830
Personal care products 1.1%
BellRing Brands, Inc. (A)	47,400	2,983,830
Energy 3.1%		8,084,317
Oil, gas and consumable fuels 3.1%
Magnolia Oil & Gas Corp., Class A	146,558	3,150,997
Matador Resources Company	55,396	2,382,582
Permian Resources Corp.	202,279	2,550,738
Financials 10.4%		27,290,048
Banks 2.2%
Ameris Bancorp	43,911	2,699,209
Pinnacle Financial Partners, Inc.	28,446	3,023,241
Capital markets 5.7%
Houlihan Lokey, Inc.	32,899	5,746,797
PJT Partners, Inc., Class A	38,986	5,873,631
Stifel Financial Corp.	35,368	3,332,373
Insurance 2.5%
Bowhead Specialty Holdings, Inc. (A)	93,822	3,499,561
Skyward Specialty Insurance Group, Inc. (A)	49,175	3,115,236
Health care 26.4%		69,052,990
Biotechnology 14.3%
Arcutis Biotherapeutics, Inc. (A)	151,921	1,981,050
BioCryst Pharmaceuticals, Inc. (A)	322,278	3,464,489
Crinetics Pharmaceuticals, Inc. (A)	92,921	2,835,020
Halozyme Therapeutics, Inc. (A)	62,112	3,482,620
Insmed, Inc. (A)	56,003	3,905,089
Ionis Pharmaceuticals, Inc. (A)	105,520	3,535,975
Krystal Biotech, Inc. (A)	17,189	2,165,126
SpringWorks Therapeutics, Inc. (A)	66,145	3,089,633
Travere Therapeutics, Inc. (A)	160,464	2,410,169
Ultragenyx Pharmaceutical, Inc. (A)	76,609	2,607,004
Vera Therapeutics, Inc. (A)	124,543	2,360,090
Veracyte, Inc. (A)	87,189	2,320,099
2	JOHN HANCOCK NEW OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Health care (continued)
Biotechnology (continued)
Vericel Corp. (A)	78,847	$3,255,987
Health care equipment and supplies 3.7%
Artivion, Inc. (A)	98,677	2,918,866
AtriCure, Inc. (A)	109,939	3,800,591
Globus Medical, Inc., Class A (A)	48,781	2,886,860
Health care providers and services 4.4%
Acadia Healthcare Company, Inc. (A)	51,011	1,154,889
HealthEquity, Inc. (A)	39,132	3,937,071
NeoGenomics, Inc. (A)	344,586	2,508,586
US Physical Therapy, Inc.	52,628	3,946,574
Life sciences tools and services 2.2%
Azenta, Inc. (A)	84,270	2,251,694
Medpace Holdings, Inc. (A)	12,281	3,621,667
Pharmaceuticals 1.8%
Phathom Pharmaceuticals, Inc. (A)	221,065	939,526
Supernus Pharmaceuticals, Inc. (A)	115,909	3,674,315
Industrials 24.2%		63,359,617
Aerospace and defense 1.2%
Cadre Holdings, Inc.	94,575	3,099,223
Commercial services and supplies 1.6%
Interface, Inc.	210,675	4,232,461
Construction and engineering 3.3%
Sterling Infrastructure, Inc. (A)	46,630	8,766,906
Ground transportation 0.7%
Schneider National, Inc., Class B	76,373	1,769,562
Machinery 8.9%
Enerpac Tool Group Corp.	78,993	3,387,220
Gates Industrial Corp. PLC (A)	236,653	5,005,211
Hillman Solutions Corp. (A)	285,750	2,068,830
RBC Bearings, Inc. (A)	15,436	5,647,569
SPX Technologies, Inc. (A)	47,432	7,213,933
Professional services 2.9%
CACI International, Inc., Class A (A)	9,811	4,199,108
Exponent, Inc.	43,869	3,348,959
Trading companies and distributors 5.6%
Applied Industrial Technologies, Inc.	20,155	4,565,511
FTAI Aviation, Ltd.	42,950	5,031,593
SiteOne Landscape Supply, Inc. (A)	43,006	5,023,531
Information technology 17.2%		45,032,607
Communications equipment 0.9%
Viavi Solutions, Inc. (A)	266,947	2,431,887
Electronic equipment, instruments and components 4.9%
Advanced Energy Industries, Inc.	33,167	3,806,908
Novanta, Inc. (A)	36,451	4,513,363
PAR Technology Corp. (A)	67,500	4,425,300
Semiconductors and semiconductor equipment 2.3%
MACOM Technology Solutions Holdings, Inc. (A)	50,339	6,121,726
Software 9.1%
Alkami Technology, Inc. (A)	142,679	4,086,327
Appfolio, Inc., Class A (A)	15,783	3,332,896
CyberArk Software, Ltd. (A)	14,600	5,588,588
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK NEW OPPORTUNITIES FUND | QUARTERLY REPORT	3

	Shares	Value
Information technology (continued)
Software (continued)
Intapp, Inc. (A)	104,426	$5,755,960
The Descartes Systems Group, Inc. (A)	42,864	4,969,652
Materials 3.7%		9,617,388
Chemicals 3.7%
Avient Corp.	97,743	3,531,455
Balchem Corp.	24,334	4,056,478
Quaker Chemical Corp.	18,715	2,029,455
Real estate 2.4%		6,410,102
Hotel and resort REITs 1.2%
Ryman Hospitality Properties, Inc.	32,904	3,195,307
Industrial REITs 1.2%
STAG Industrial, Inc.	90,354	3,214,795

	Yield (%)	Shares	Value
Short-term investments 0.9%			$2,307,486
(Cost $2,307,486)
Short-term funds 0.9%			2,307,486
State Street Institutional Treasury Money Market Fund, Premier Class	4.2136(B)	2,307,486	2,307,486

Total investments (Cost $203,353,153) 100.1%	$262,232,316
Other assets and liabilities, net (0.1%)	(323,491)
Total net assets 100.0%	$261,908,825

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 5-31-25.
4	JOHN HANCOCK NEW OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of May 31, 2025, all investments are categorized as Level 1 under the hierarchy described above.
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
|	5